SHAREHOLDERS' EQUITY (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	Jul. 25, 2013	Jul. 26, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
SHAREHOLDERS' EQUITY
Preferred stock, shares authorized			5,000,000
Preferred stock, par value (in dollars per share)			$ 1
Preferred stock, outstanding shares			0
Common stock, authorized shares			400,000,000	400,000,000
Common stock, par value (in dollars per share)			$ 1	$ 1
Repurchase of common stock			6,600,000
Repurchase of common stock, value			$ 283.5	$ 235.2	$ 13.5
Share repurchase authorized amount	400	400
Share repurchase remained authorized amount			$ 455